Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues:
Revenues	¥ 4,326,600	$ 678,938	¥ 3,324,712	¥ 3,413,176
Less:VAT related surcharges	(33,506)	(5,258)	(18,886)	(21,364)
Net revenues	4,293,094	673,680	3,305,826	3,391,812
Operating cost and expenses:
Relationship manager compensation	(920,896)	(144,509)	(613,999)	(625,044)
Performance-based compensation	(158,043)	(24,800)	(85,413)	(31,283)
Other Compensation	(1,089,941)	(171,036)	(804,600)	(954,443)
Total compensation and benefits	(2,168,880)	(340,345)	(1,504,012)	(1,610,770)
Selling expenses	(437,131)	(68,595)	(271,692)	(331,346)
General and administrative expenses	(383,321)	(60,151)	(277,879)	(296,492)
Provision for credit losses	(112,959)	(17,726)	(8,083)	(130,723)
Other operating expenses, net	(107,844)	(16,923)	(99,040)	(196,793)
Government subsidies	115,939	18,193	113,356	89,278
Total operating cost and expenses	(3,094,196)	(485,547)	(2,047,350)	(2,476,846)
Income (loss) from operations	1,198,898	188,133	1,258,476	914,966
One Time Commissions
Revenues:
Revenues	1,271,416		808,837	931,668
Recurring Service Fees
Revenues:
Revenues	2,109,009		1,930,199	1,845,465
Performance Based Income
Revenues:
Revenues	784,193		389,525	113,085
Other Service
Revenues:
Revenues	161,982		196,151	522,958
Other
Revenues:
Revenues	2,598,479	407,758	1,755,851	1,761,947
Other | One Time Commissions
Revenues:
Revenues	1,130,894	177,462	679,014	690,860
Other | Recurring Service Fees
Revenues:
Revenues	913,700	143,379	700,157	524,692
Other | Performance Based Income
Revenues:
Revenues	391,903	61,498	180,529	23,437
Other | Other Service
Revenues:
Revenues	161,982	25,419	196,151	522,958
Funds Gopher manages
Revenues:
Revenues	1,728,121	271,180	1,568,861	1,651,229
Funds Gopher manages | One Time Commissions
Revenues:
Revenues	140,522	22,051	129,823	240,808
Funds Gopher manages | Recurring Service Fees
Revenues:
Revenues	1,195,309	187,570	1,230,042	1,320,773
Funds Gopher manages | Performance Based Income
Revenues:
Revenues	392,290	$ 61,559	208,996	89,648
Wealth Management
Revenues:
Revenues	3,211,973		2,379,456	2,329,853
Less:VAT related surcharges	(17,076)		(13,123)	(10,574)
Net revenues	3,194,897		2,366,333	2,319,279
Operating cost and expenses:
Relationship manager compensation	(900,921)		(613,101)	(625,044)
Performance-based compensation	(45,913)
Other Compensation	(707,455)		(486,668)	(607,336)
Total compensation and benefits	(1,654,289)		(1,099,769)	(1,232,380)
Selling expenses	(354,128)		(228,853)	(287,541)
General and administrative expenses	(270,253)		(197,511)	(194,908)
Provision for credit losses	(6,490)		(3,785)	(121,572)
Other operating expenses, net	(53,616)		(76,983)	(103,846)
Government subsidies	65,368		58,046	58,704
Total operating cost and expenses	(2,273,408)		(1,548,855)	(1,881,543)
Income (loss) from operations	921,489		817,478	437,736
Wealth Management | One Time Commissions
Revenues:
Revenues	1,180,900		766,246	928,061
Wealth Management | Recurring Service Fees
Revenues:
Revenues	1,469,600		1,284,447	1,155,450
Wealth Management | Performance Based Income
Revenues:
Revenues	469,121		205,305	23,430
Wealth Management | Other Service
Revenues:
Revenues	92,352		123,458	222,912
Wealth Management | Other
Revenues:
Revenues	2,527,414		1,678,709	1,454,910
Wealth Management | Other | One Time Commissions
Revenues:
Revenues	1,130,653		677,726	688,652
Wealth Management | Other | Recurring Service Fees
Revenues:
Revenues	912,506		697,140	520,013
Wealth Management | Other | Performance Based Income
Revenues:
Revenues	391,903		180,385	23,333
Wealth Management | Other | Other Service
Revenues:
Revenues	92,352		123,458	222,912
Wealth Management | Funds Gopher manages
Revenues:
Revenues	684,559		700,747	874,943
Wealth Management | Funds Gopher manages | One Time Commissions
Revenues:
Revenues	50,247		88,520	239,409
Wealth Management | Funds Gopher manages | Recurring Service Fees
Revenues:
Revenues	557,094		587,307	635,437
Wealth Management | Funds Gopher manages | Performance Based Income
Revenues:
Revenues	77,218		24,920	97
Asset Management Business
Revenues:
Revenues	1,046,387		880,014	787,551
Less:VAT related surcharges	(4,923)		(4,521)	(3,971)
Net revenues	1,041,464		875,493	783,580
Operating cost and expenses:
Relationship manager compensation	(19,975)
Performance-based compensation	(112,130)		(85,413)	(31,283)
Other Compensation	(317,929)		(254,278)	(248,612)
Total compensation and benefits	(450,034)		(339,691)	(279,895)
Selling expenses	(55,790)		(34,302)	(26,661)
General and administrative expenses	(70,686)		(59,440)	(71,805)
Provision for credit losses	(13,275)		(251)	(3,800)
Other operating expenses, net	(4,347)		(6,443)	(25,978)
Government subsidies	37,905		24,443	15,878
Total operating cost and expenses	(556,227)		(415,684)	(392,261)
Income (loss) from operations	485,237		459,809	391,319
Asset Management Business | One Time Commissions
Revenues:
Revenues	90,516		42,591	3,607
Asset Management Business | Recurring Service Fees
Revenues:
Revenues	639,409		645,752	690,015
Asset Management Business | Performance Based Income
Revenues:
Revenues	315,072		184,220	89,655
Asset Management Business | Other Service
Revenues:
Revenues	1,390		7,451	4,274
Asset Management Business | Other
Revenues:
Revenues	2,825		11,900	11,265
Asset Management Business | Other | One Time Commissions
Revenues:
Revenues	241		1,288	2,208
Asset Management Business | Other | Recurring Service Fees
Revenues:
Revenues	1,194		3,017	4,679
Asset Management Business | Other | Performance Based Income
Revenues:
Revenues			144	104
Asset Management Business | Other | Other Service
Revenues:
Revenues	1,390		7,451	4,274
Asset Management Business | Funds Gopher manages
Revenues:
Revenues	1,043,562		868,114	776,286
Asset Management Business | Funds Gopher manages | One Time Commissions
Revenues:
Revenues	90,275		41,303	1,399
Asset Management Business | Funds Gopher manages | Recurring Service Fees
Revenues:
Revenues	638,215		642,735	685,336
Asset Management Business | Funds Gopher manages | Performance Based Income
Revenues:
Revenues	315,072		184,076	89,551
Other Financial Service Business
Revenues:
Revenues	68,240		65,242	295,772
Less:VAT related surcharges	(11,507)		(1,242)	(6,819)
Net revenues	56,733		64,000	288,953
Operating cost and expenses:
Relationship manager compensation			(898)
Other Compensation	(64,557)		(63,654)	(98,495)
Total compensation and benefits	(64,557)		(64,552)	(98,495)
Selling expenses	(27,213)		(8,537)	(17,144)
General and administrative expenses	(42,382)		(20,928)	(29,779)
Provision for credit losses	(93,194)		(4,047)	(5,351)
Other operating expenses, net	(49,881)		(15,614)	(66,969)
Government subsidies	12,666		30,867	14,696
Total operating cost and expenses	(264,561)		(82,811)	(203,042)
Income (loss) from operations	(207,828)		(18,811)	85,911
Other Financial Service Business | Other Service
Revenues:
Revenues	68,240		65,242	295,772
Other Financial Service Business | Other
Revenues:
Revenues	68,240		65,242	295,772
Other Financial Service Business | Other | Other Service
Revenues:
Revenues	¥ 68,240		¥ 65,242	¥ 295,772